STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Equity Abstract
STOCKHOLDERS' EQUITY
10.	STOCKHOLDERS’ EQUITY

Common Shares—The Company has one class of common shares issued and available. Each share of common stock has the right to one vote per share.

On September 4, 2018, under the Merger Agreement, all outstanding common shares, preferred shares and warrants, excluding MGI’s Series C preferred stock (“Series C”) and warrants for Series C, converted to new common shares of the Company at a ratio of 1 to 0.3131 (the “Conversion”). All outstanding Series C, including any warrants for Series C converted on a one to 0.2564 basis to new common shares of the Company. At the time of the merger, the Company had 0.9 million shares outstanding held by certain Series C holders.

The Merger is reflected in the financial statements and financial disclosures as if the merger was effective on January 1, 2017, including the Conversion. Operations prior to the Merger are the historical operations of MGI.

After the completion of the Merger and within sixty days of the effective date of the Merger, the Company was required to file with the Securities and Exchange Commissions (the “SEC”) a registration statement on Form S-1 and must have filed becoming effective with the SEC within a one hundred and thirty-five days from such initial filing. If the Company’s filings and registrations are not completed timely, the Company may be subject to liquidation damages to Series C holders which are capped at 8% of the total proceeds invested by Series C holders. To date, the Company has met its milestone and expects that all remaining milestones will be met.

The outstanding common shares as of December 31, 2017 and 2018 were 8,575,950 and 11,534,190, respectively, derived predominantly from the conversions below.

MGI Common Shares—MGI had one class of common shares at the time of the merger. At the date of the merger, 1.1 million common shares were converted into 1.3 million shares of common shares of the Company. These shares have been reflected in the financial statements and related disclosures to have converted as follows: 1.3 million shares converted as of January 1, 2017 and less than 0.1 million shares, resulting from the exercise of stock options, was converted as of September 2018.

MGI Preferred Shares—In 2014, the MGI issued approximately 18.3 million shares of Series A preferred stock (“Series A”) with original issuance prices of $1.44 for a total of $26.3 million, net of transaction expenses. On September 4, 2018, these preferred shares converted into 5.7 million of common shares of the Company at the time of the merger. These shares have been reflected in the financial statements and related disclosures to have converted as of January 1, 2017.

In March 2017, MGI issued approximately 2.9 million shares of Series B preferred stock (“Series B”) with original issuance prices of $2.98 for a total of $8.4 million, net of transaction expenses. On September 4, 2018, these preferred shares converted into 0.9 million of common shares of the Company at the time of the merger. These shares have been reflected in the financial statements and related disclosures to have converted as of the date of issuance.

In August 2017, MGI issued approximately 2.1 million shares of Series B-1 preferred stock (“Series B-1”) with original issuance prices of $5.03 for a total of $10.6 million, net of transaction expenses. On September 4, 2018, these preferred shares converted into 0.7 million of common shares of the Company at the time of the merger. These shares have been reflected in the financial statements and related disclosures to have converted as of the date of issuance.

In April 2018, MGI commenced a Series C fundraise, which allowed it to issue 15.0 million shares or $40.0 million in Series C preferred stock. As of April 2018, MGI issued approximately 6.0 million shares Series C with original issuance prices of $4.00 for a total of $21.0 million, net of transaction expenses. On September 4, 2018, these preferred shares converted into 1.5 million of common shares of the Company at the time of the merger. These shares have been reflected in the financial statements and related disclosures to have converted as of the date of issuance.

On September 4, 2018, MGI raised additional funds as part of its Series C preferred stock financing and issued approximately 1.9 million shares of Series C preferred stock with an issuance price of $4.00 for a total of $6.4 million, net of transaction expenses. On September 4, 2018, these preferred shares converted into 0.5 million of common shares of the Company at the time of the merger. These shares have been reflected in the financial statements and related disclosures to have converted as of the date of issuance. In addition, on September 4, 2018, the Company issued warrants to purchase an aggregate of 196,364 shares of its common stock with an exercise price of $15.60 per share to certain accredited investors as consideration for providing certain placement agent services to MGI.

In connection with the Mid Cap Credit Facility and Term Loan agreement and as amended through the Merger, warrants for 44,871 shares of the Company’s common stock at an exercise price of $15.60 per share were issued. The warrants are currently exercisable and expire ten years from the date of issuance. The Company utilized the Binomial option-pricing model to determine the fair value of the warrants. The fair value of the warrants on issuance was $0.1 million.

In connection with the Horizon Term Loan agreement, the Company issued warrants to purchase 76,923 shares of its common stock at an exercise price of $15.60 per share. The Company utilized the Binomial option-pricing model to determine the fair value of the warrants. The fair value of the warrants on issuance was $0.9 million.